Operating leases, Future minimum payments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating leases
Future minimum lease payments	$ 684	$ 614	$ 441
Due within one year
Operating leases
Future minimum lease payments	188	151	98
Later than one year and not later than five years
Operating leases
Future minimum lease payments	360	345	247
Later than five years
Operating leases
Future minimum lease payments	$ 136	$ 118	$ 96